Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	CLEAN HARBORS, INC
Entity Incorporation, State or Country Code	MA
Entity File Number	001-34223
Entity Tax Identification Number	04-2997780
Entity Address, Address Line One	42 Longwater Drive
Entity Address, City or Town	Norwell
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02061-9149
City Area Code	781
Local Phone Number	792-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	CLH
Security Exchange Name	NYSE
Entity Central Index Key	0000822818
Amendment Flag	false